ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The balances for the past three years follow:

	December 31,
	2017	2016	2015
	(in millions)
Unrealized gains (losses) on investments, net of adjustments	$12	$7	$5
Total Accumulated Other Comprehensive Income (Loss)	$12	$7	$5

Comprehensive Income (Loss)
The components of OCI for the past three years follow:

	December 31,
	2017	2016	2015
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$12	$(1)	$(13)
(Gains) losses reclassified into net income (loss) during the year(1)	—	3	—
Change in net unrealized gains (losses) on investments	12	2	(13)
Adjustments for DAC and Other	(7)	—	1
Other Comprehensive Income (Loss), net of adjustments and (net of deferred income tax expense (benefit) of $1, $1 and $(6)	$5	$2	$(12)

(1)	See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $0 million, $1 million and $0 million for 2017, 2016 and 2015, respectively.